ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - CoolCo Held for Sale and Discontinued Operations - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Total current assets held for sale	$ 721	$ 83,044
Non-current assets
Total non-current assets held for sale	0	1,614,732
Total assets held for sale	721	1,697,776
Current liabilities
Total current liabilities held for sale	(373)	(429,836)
Non-current liabilities
Total non-current liabilities held for sale	0	(450,068)
CoolCo
Current assets
Cash and cash equivalents	369	34,173
Restricted cash and short-term deposits	0	43,311
Trade accounts receivable	16	767
Other current assets	29	1,965
Total current assets held for sale	414	80,216
Non-current assets
Restricted cash	0	780
Vessels and equipment, net	51	1,383,760
Other non-current assets	151	697
Total non-current assets held for sale	202	1,385,237
Total assets held for sale	616	1,465,453
Current liabilities
Current portion of long-term debt and short-term debt	0	(338,501)
Trade accounts payables	(3)	(7,272)
Accrued expenses	(180)	(59,246)
Other current liabilities	(76)	(11,640)
Total current liabilities held for sale	(259)	(416,659)
Non-current liabilities
Long-term debt	0	(292,322)
Other non-current liabilities	(114)	(11,978)
Total non-current liabilities held for sale	(114)	(304,300)
Total liabilities held for sale	$ (373)	$ (720,959)